UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22763

CPG Carlyle Private Equity Fund, LLC

(Exact name of registrant as specified in charter)

805 Third Avenue
New York, New York 10022

(Address of principal executive offices) (Zip code)

Mitchell A. Tanzman
c/o Central Park Advisers, LLC
805 Third Avenue
New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 317-9200

Date of fiscal year end: March 31

Date of reporting period: September 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

CPG Carlyle Private Equity Fund, LLC

Financial Statements
(Unaudited)

For the Period from April 1, 2014
to September 30, 2014

(Including the Financial Statements of
CPG Carlyle Private Equity Master Fund, LLC)

CPG Carlyle Private Equity Fund, LLC

Table of Contents
For the Period from April 1, 2014 to September 30, 2014 (Unaudited)

Statement of Assets and Liabilities	1
Statement of Operations	2
Statements of Changes in Net Assets	3
Statement of Cash Flows	4
Financial Highlights	5-6
Notes to Financial Statements	7-10
Other Information	11
Financial Statements of CPG Carlyle Private Equity Master Fund, LLC	Appendix A

*
For a description of the Master Fund (as defined in Note 1), into which the Fund invests substantially all of its assets, please see the attached financial statements of the Master Fund, which should be read in conjunction with the financial statements of the Fund.

CPG Carlyle Private Equity Fund, LLC

Statement of Assets and Liabilities (Unaudited)
September 30, 2014

Assets
Investment in CPG Carlyle Private Equity Master Fund, LLC, at fair value (cost $457,107,044)	$483,807,053
Investments paid in advance	22,585,574
Prepaid expenses and other assets	16,901
Total Assets	$506,409,528

Liabilities
Capital contributions received in advance	22,161,574
Payable to Adviser	9,941
Sub-placement agent fee payable	548,236
Due to custodian	424,000
Transfer agent fees payable	148,143
Professional fees payable	98,936
Accounting and administration fees payable	13,250
Directors' fees payable	4,500
Accounts payable and other accrued expenses	9,664
Total Liabilities	23,418,244
Net Assets	$482,991,284

Composition of Net Assets:
Paid-in capital	$458,756,663
Accumulated net investment loss	(6,624,021)
Accumulated net realized gain from investments in Investment Funds and other foreign currency denominated assets and liabilities	4,395,206
Accumulated net unrealized appreciation on investments in Investment Funds and other foreign currency denominated assets and liabilities, net of income taxes	26,463,436
Net Assets	$482,991,284

Net Assets Attributable to:
Class A Units	$379,611,971
Class I Units	103,379,313
$482,991,284
Units of Beneficial Interest Outstanding (Unlimited Number of Units Authorized):
Class A Units	26,879,899
Class I Units	3,550,252
30,430,151
Net Asset Value per Unit:
Class A Units*	$14.1225
Class I Units	$29.1189

*	Class A Unit Investors may be charged a sales load ("placement fee") up to a maximum of 3.50% on the amount they invest.

See accompanying notes to financial statements.

1

CPG Carlyle Private Equity Fund, LLC

Statement of Operations (Unaudited)
For the Period from April 1, 2014 to September 30, 2014

Net Investment Loss Allocated from CPG Carlyle Private Equity Master Fund, LLC
Dividend income	$402,917
Interest income	52,926
Expenses	(3,085,644)
Net Investment Loss Allocated from CPG Carlyle Private Equity Master Fund, LLC	(2,629,801)

Fund Expenses
Sub-placement agent fee	987,817
Transfer agent fees	161,138
Professional fees	56,700
Directors' fees	15,000
Accounting and administration fees	13,250
Other fees	13,169
Total Fund Expenses	1,247,074
Fund expenses recouped by the Adviser (See Note 4)	523,880
Net Fund Expenses	1,770,954

Net Investment Loss	(4,400,755)

Net Realized Gain and Change in Unrealized Appreciation on Investments in Investment Funds and Other Foreign Currency Denominated Assets and Liabilities Allocated from CPG Carlyle Private Equity Master Fund, LLC

Net realized gain from:
Investments in Investment Funds and other foreign currency denominated assets and liabilities	3,835,383
Net change in unrealized appreciation on:
Investments in Investment Funds and other foreign currency denominated assets and liabilities, net of income taxes	9,373,325
Net Realized Gain and Change in Unrealized Appreciation on Investments in Investment Funds and Other Foreign Currency Denominated Assets and Liabilities Allocated from CPG Carlyle Private Equity Master Fund, LLC	13,208,708

Net Increase in Net Assets Resulting from Operations	$8,807,953

See accompanying notes to financial statements.

2

CPG Carlyle Private Equity Fund, LLC

Statements of Changes in Net Assets

	Period from April 1, 2014 to September 30, 2014 (Unaudited)	Period from June 1, 2013 (Commencement of Operations) to March 31, 2014
Changes in Net Assets Resulting from Operations
Net investment loss	$(4,400,755)	$(2,616,635)
Net realized gain from investments in Investment Funds and other foreign currency denominated assets and liabilities	3,835,383	942,178
Net change in unrealized appreciation on investment in Investment Funds and other foreign currency denominated assets and liabilities, net of income taxes	9,373,325	17,090,111
Net change in Net Assets Resulting from Operations	8,807,953	15,415,654

Distributions to investors
From net realized gains
Class A Units	—	(343,780)
Class I Units	—	(25,633)
Net change in net assets from distributions to investors	—	(369,413)

Change in Net Assets Resulting from Capital Transactions
Class A Units
Capital contributions	140,714,635	218,108,172
Reinvested distributions	—	339,256
Total Class A Units Transactions	140,714,635	218,447,428

Class I Units
Capital contributions	57,019,594	42,930,208
Reinvested distributions	—	25,225
Total Class I Units Transactions	57,019,594	42,955,433
Net Change in Net Assets Resulting from Capital Transactions	197,734,229	261,402,861

Total Net Increase in Net Assets	206,542,182	276,449,102

Net Assets
Beginning of period	276,449,102	—
End of period	$482,991,284	$276,449,102
Accumulated Net Investment Loss	$(6,624,021)	$(2,223,266)

Unit Activity
Class A Units
Capital contributions	10,083,761	16,770,882
Reinvested distributions	—	25,256
Net Change in Class A Units Outstanding	10,083,761	16,796,138

Class I Units
Capital contributions	1,980,695	1,568,642
Reinvested distributions	—	915
Net Change in Class I Units Outstanding	1,980,695	1,569,557

Total Change in Units Outstanding	12,064,456	18,365,695

See accompanying notes to financial statements.

3

CPG Carlyle Private Equity Fund, LLC

Statement of Cash Flows (Unaudited)
For the Period from April 1, 2014 to September 30, 2014

Cash Flows From Operating Activities
Net increase in net assets from operations	$8,807,953
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Net investment loss allocated from CPG Carlyle Private Equity Master Fund, LLC	2,629,801
Net realized gain on investments in Investment Funds and foreign currency allocated from CPG Carlyle Private Equity Master Fund, LLC	(3,835,383)
Net change in unrealized appreciation on investments in Investment Funds and foreign currency allocated from CPG Carlyle Private Equity Master Fund, LLC, net of income taxes	(9,373,325)
Purchases of interests in CPG Carlyle Private Equity Master Fund, LLC	(196,529,940)
Increase/Decrease in Assets:
Investments paid in advance	(22,585,574)
Receivable from Adviser	290,520
Prepaid expenses and other assets	2,449
Increase in Liabilities:
Payable to Adviser	9,941
Sub-placement agent fee payable	238,095
Due to custodian	424,000
Transfer agent fees payable	5,475
Professional fees payable	4,650
Accounting and administration fees payable	6,625
Directors' fees payable	3,000
Accounts payable and other accrued expenses	5,910
Net Cash Used in Operating Activities	(219,895,803)

Cash Flows from Financing Activities
Proceeds from capital contributions, including capital contributions received in advance	181,600,110
Net Cash Provided by Financing Activities	181,600,110

Net change in Cash	(38,295,693)
Cash at beginning of period	38,295,693
Cash at end of period	$—

See accompanying notes to financial statements.

4

CPG Carlyle Private Equity Fund, LLC

Financial Highlights
Class A Units

Per Unit Data and Ratios for a Unit of Beneficial Interest Outstanding Throughout the Period

	Period from April 1, 2014 to September 30, 2014 (Unaudited)		Period from June 1, 2013 (Commencement of Class A Units) to March 31, 2014
Per Unit Operating Performance:
Net Asset Value, beginning of period	$13.8068		$12.0000
Activity from investment operations:
Net investment loss	(0.0976)		(0.1416)
Net realized gain and unrealized appreciation on investments	0.4133		1.9786
Total from investment operations	0.3157		1.8370

Distributions to investors
From net realized gains	—		(0.0302)
Total distributions to investors	—		(0.0302)

Net Asset Value, end of period	$14.1225		$13.8068

Net Assets, end of period (in thousands)	$379,612		$231,901

Ratios/Supplemental Data:
Net investment loss	(2.28	%)(1)	(2.27	%)(1)
Gross Expenses (2)	2.24	%(1)	3.23	%(1)
Expense Recoupment/(Waiver)	0.25	%(1)	(0.65	%)(1)
Net Expenses (3)	2.49	%(1)	2.58	%(1)
Portfolio Turnover Rate (Master Fund)	0.00	%(4)	0.00	%(4)
Total Return (5)	2.29	%(4)	15.31	%(4)

(1)	Annualized.
(2)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recoupment by the Adviser.
(3)	Included in the above ratio are other expenses of 0.69% as of September 30, 2014 and 0.76% as of March 31, 2014.
(4)	Not annualized.
(5)
Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested.

See accompanying notes to financial statements.

5

CPG Carlyle Private Equity Fund, LLC

Financial Highlights
Class I Units

Per Unit Data and Ratios for a Unit of Beneficial Interest Outstanding Throughout the Period

	Period from April 1, 2014 to September 30, 2014 (Unaudited)		Period from July 1, 2013 (Commencement of Class I Units) to March 31, 2014
Per Unit Operating Performance:
Net Asset Value, beginning of period	$28.3826		$25.0000
Activity from investment operations:
Net investment loss	(0.0581)		(0.1521)
Net realized gain and unrealized appreciation on investments	0.7944		3.5649
Total from investment operations	0.7363		3.4128

Distributions to investors
From net realized gains	—		(0.0302)
Total distributions to investors	—		(0.0302)

Net Asset Value, end of period	$29.1189		$28.3826

Net Assets, end of period (in thousands)	$103,379		$44,548

Ratios/Supplemental Data:
Net investment loss	(1.67	%)(1)	(1.64	%)(1)
Gross Expenses (2)	1.64	%(1)	2.47	%(1)
Expense Recoupment/(Waiver)	0.25	%(1)	(0.49	%)(1)
Net expenses (3)	1.89	%(1)	1.98	%(1)
Portfolio Turnover Rate (Master Fund)	0.00	%(4)	0.00	%(4)
Total Return (5)	2.59	%(4)	13.65	%(4)

(1)	Annualized.
(2)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recoupment by the Adviser.
(3)	Included in the above ratio are other expenses of 0.69% as of September 30, 2014 and 0.76% as of March 31, 2014.
(4)	Not annualized.
(5)
Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested.

See accompanying notes to financial statements.

6

CPG Carlyle Private Equity Fund, LLC

Notes to Financial Statements (Unaudited)
September 30, 2014

1.	ORGANIZATION

CPG Carlyle Private Equity Fund, LLC (the “Fund”) was organized as a Delaware limited liability company on October 23, 2012. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a closed-end, non-diversified management investment company. The Fund commenced operations on June 1, 2013. The Fund’s investment objective is to seek attractive long-term capital appreciation. In pursuing its investment objective, the Fund intends to invest all of its assets in limited liability company interests (“Interests”) in CPG Carlyle Private Equity Master Fund, LLC (the “Master Fund”), a limited liability company organized under the laws of the State of Delaware, which is also registered under the 1940 Act. The Master Fund expects to invest predominantly in the multiple alternative investment funds (“Investment Funds”) sponsored by The Carlyle Group L.P. and its affiliates (“Carlyle”) with an emphasis on private equity funds. The Fund’s and Master Fund’s investment adviser is Central Park Advisers, LLC (the “Adviser”), a Delaware limited liability company registered under the Investment Advisers Act of 1940, as amended.

Except to the extent otherwise delegated to the Adviser, management and control of the business of the Fund shall be vested in the Board of Directors (the “Board”), which shall have the right, power and authority, on behalf of the Fund and in its name, to exercise all rights, powers and authority of "managers" under the Delaware Limited Liability Company Act and to do all things necessary and proper to carry out the objective and business of the Fund and its duties hereunder.  No Director shall have the authority individually to act on behalf of or to bind the Fund except within the scope of such Director's authority as delegated by the Board.  Except to the extent otherwise expressly provided in the Fund's Limited Liability Company Agreement, (i) each Director shall be vested with the same powers, authority and responsibilities on behalf of the Fund as are customarily vested in each director of a Delaware corporation and (ii) each Director who is not an "interested person" (as defined in the 1940 Act) of the Fund shall be vested with the same powers, authority and responsibilities on behalf of the Fund as are customarily vested in each director of a closed-end management investment company registered under the 1940 Act that is organized as a Delaware corporation who is not an "interested person" of such company as such term is defined in the 1940 Act. The Board also acts as the board of directors of the Master Fund. Units of beneficial interest of the Fund (“Units”) are offered only to investors who are “accredited investors” as defined in Rule 501(a) under the Securities Act of 1933, as amended. Holders of Units (the “Investors”) of the Fund do not own any direct interest in the Master Fund.

As of September 30, 2014, the Fund owned approximately 100.00% of the Interests in the Master Fund with the Adviser owning an amount which rounded to less than 0.00%.

The Fund’s term is perpetual unless it is otherwise dissolved under the terms of its formation documents.

The Fund offers two classes of Units, Class A Units and Class I Units, which differ in their respective sales load (the "Placement Fee") and Sub-Placement Agent Fee (as defined below). Each class of Units may be purchased as of the first business day of each month based upon their respective then current net asset values. Class A Unit Investors may be charged a Placement Fee up to a maximum of 3.50% on the amount they invest. No placement fee will be charged on purchases of Class I Units. Class A Units are subject to an ongoing fee (the "Sub-Placement Agent Fee") at an annualized rate of 0.60% of the aggregate net assets of the Fund attributable to Class A Units. Class I Units are not subject to the Sub-Placement Agent Fee.

The Fund’s financial statements should be read in conjunction with the Master Fund’s financial statements, which are included as Appendix A.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

7

CPG Carlyle Private Equity Fund, LLC

Notes to Financial Statements (Unaudited) (Continued)
September 30, 2014

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Tax Information: It is the Fund’s policy to qualify as a regulated investment company (“RIC”) under Subchaper M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund’s policy is to comply with the provisions of the Code applicable to RICs and to distribute to its investors substantially all of its distributable net investment income and net realized gain on investments.

The Fund has adopted a Tax Year end of September 30 (“Tax Year”). As such, the Fund’s tax-basis capital gains and losses will only be determined at the end of each Tax Year. Accordingly, tax basis distributions made during the 12 month period ended March 31, 2014, but after the Tax Year ended September 30, 2013 will be reflected in the financial statement footnotes for the fiscal year ended March 31, 2015.

Management evaluates the tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained upon examination by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Fund would be recorded as a tax benefit or expense in the current year. Tax Years 2014 and 2013 remain subject to examination by the U.S. taxing authorities. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. For the year ended March 31, 2014, the Fund did not incur any interest or penalties.

The Regulated Investment Company Modernization Act of 2010 (the "Act") was signed into law on December 22, 2010. The Act makes changes to a number of the federal income and excise tax provisions impacting RICs, including simplification provisions on asset diversification and qualifying income tests, provisions aimed at preserving the character of the distributions made by the RIC and coordination of the income and excise tax distribution requirements, and provisions for allowing unlimited years carryforward for capital losses.

The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gains or loss items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

There were no distributions paid for the period ended September 30, 2014.

Cash: Cash consists of monies held at UMB Bank, N.A. (the “Custodian”). Such cash, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. There are no restrictions on the cash held by the Fund.

Allocations from the Master Fund: In accordance with U.S. GAAP, the Fund, as the holder of Interests in the Master Fund, records in its financial statements its allocated portion of income, expense, realized gains and losses and unrealized appreciation and depreciation in the Master Fund.

Investment Transactions: Expenses that are specifically attributed to the Fund are accrued and charged to the Fund. Although the Fund bears its proportionate share of the management fees paid by the Master Fund, the Fund pays no direct management fee to the Adviser.

Dividends and distributions to unit holders: Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. The Fund records dividends and distributions to its unit holders on ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per Unit of the Fund.

8

CPG Carlyle Private Equity Fund, LLC

Notes to Financial Statements (Unaudited) (Continued)
September 30, 2014

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Multiple Classes of Units: All Investors bear the common expenses of the Fund. Dividends are declared separately for each class. Income, non-class specific expenses and realized and unrealized gains and losses are allocated monthly to each class of Units based on the value of total Units outstanding of each class, without distinction between Unit classes. Expenses attributable to a particular class of Units, such as Sub-Placement Agent Fee, are allocated directly to that class.

Use of Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Fair Value of Financial Instruments: The fair value of the Fund’s assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets and Liabilities.

3.	RELATED PARTY TRANSACTIONS AND OTHER

The Adviser has entered into an "Expense Limitation and Reimbursement Agreement" with the Fund for a one-year term beginning on June 1, 2013 and ending on the one year anniversary thereof (the "Limitation Period") to limit the amount of "Specified Expenses" (as described below) borne by the Fund (whether borne directly or indirectly through and in proportion to, the Fund's interest in the Master Fund) during the Limitation Period to an amount not to exceed 0.75% per annum of the Fund's net assets (the "Expense Cap"). "Specified Expenses" is defined to include all expenses incurred in the business of the Fund, provided that the following expenses are excluded from the definition of Specified Expenses: (i) the Fund's proportional share of (a) the management fee, (b) fees, expenses, allocations, carried interests, etc. of the Investment Funds in which the Master Fund invests, (c) transaction costs of the Master Fund associated with the acquisition and disposition of secondary interests, (d) interest payments incurred by the Master Fund, (e) fees and expenses incurred in connection with a credit facility, if any, obtained by the Master Fund and (f) extraordinary expenses (as determined in the sole discretion of the Adviser) of the Master Fund; and (ii) (a) the Sub-Placement Agent Fee charged to Investors in Class A Units, (b) interest payments incurred by the Fund, (c) fees and expenses incurred in connection with a credit facility, if any, obtained by the Fund, (d) taxes and (e) extraordinary expenses (as determined in the sole discretion of the Adviser) of the Fund. These expenses will be in addition to the expenses of the Fund that may be limited by the Adviser to 0.75% of the Fund's net assets. To the extent that the Adviser bears Specified Expenses, it is permitted to receive reimbursement for any expense amounts previously paid or borne by the Adviser, for a period not to exceed three years from the date on which such expenses were paid or borne by the Adviser, even if such reimbursement occurs after the termination of the Limitation Period, provided that the Specified Expenses have fallen to a level below the Expense Cap and the reimbursement amount does not raise the level of Specified Expenses in the month the reimbursement is being made to a level that exceeds the Expense Cap.

During the period ended September 30, 2014, the Adviser recouped $523,880.

Each member of the Board who is not an “interested person” of the Fund (the “Directors”), as defined by the 1940 Act, receives an annual retainer of $8,000 plus a fee of $500 for each meeting attended and $250 for each meeting by phone. All members of the Board are reimbursed for their reasonable out-of-pocket expenses. Total amounts expensed by the Fund related to Directors for the period ended September 30, 2014 were $15,000 which is included in the Statement of Operations, of which $4,500 was payable at September 30, 2014.

4.	ADMINISTRATION, CUSTODIAN FEES AND DISTRIBUTION

J.D. Clark & Company, a division of UMB Fund Services, Inc., serves as administrator (the “Administrator”) to the Fund and provides certain accounting, administrative, record keeping and investor related services. For its services the Fund pays an annual fee to the Administrator based upon average net assets, subject to certain minimums. For the period ended September 30, 2014, the total administration fees were $13,250 which is included in the Statement of Operations, of which $13,250 was payable at September 30, 2014.

The Custodian is an affiliate of the Administrator, serves as the primary custodian of the assets of the Fund.

9

CPG Carlyle Private Equity Fund, LLC

Notes to Financial Statements (Unaudited) (Continued)
September 30, 2014

4.	ADMINISTRATION, CUSTODIAN FEES AND DISTRIBUTION (continued)

Foreside Fund Services, LLC (the “Placement Agent”) acts as the placement agent of the Fund’s Units. Under the terms of the Placement Agent Agreement, the Placement Agent is authorized to retain sub-placement agents for distribution services and to provide related sales support services to Investors. The Fund pays a quarterly Sub-Placement Agent Fee out of the net assets of Class A Units at the annual rate of 0.60% of the aggregate net asset value of Class A Units, determined and accrued as of the last day of each calendar month (before any repurchases of Class A Units). The Sub-Placement Agent Fee is charged on an aggregate class-wide basis, and Investors in Class A Units will be subject to the Sub-Placement Agent Fee regardless of how long they have held their Class A Units. The Sub-Placement Agent Fee is paid to the Placement Agent to reimburse it for payments made to sub-placement agents. Payment of the Sub-Placement Agent Fee is governed by the Fund’s Distribution Plan, which was adopted by the Fund, pursuant to the conditions of the exemptive order issued by the Securities and Exchange Commission (“SEC”), with respect to Class A Units in compliance with Rule 12b-1 under the 1940 Act. For the period ended September 30, 2014, the total sub-placement agent Fee was $987,817, of which $548,236 was payable at September 30, 2014.

5.	REPURCHASE OF UNITS

Investors do not have the right to require the Fund to redeem their Units. To provide a limited degree of liquidity to Investors, the Fund may, from time to time, offer to repurchase Units pursuant to written tenders by Investors. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Units, the Board will consider the recommendations of the Adviser as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Adviser anticipates that, it will recommend to the Board that the Fund offer to repurchase Units from Investors on a quarterly basis, commencing with the first fiscal quarter after two full years of the Fund operations, with such repurchases to occur as of the last day of March, June, September and December (or, if any such date is not a business day, on the immediately preceding business day). The Adviser also expects that, generally, it will recommend to the Board that each repurchase offer should apply to up to 5% of the net assets of the Fund. Each repurchase offer will generally commence approximately 100 days prior to the applicable repurchase date. Since all or substantially all of the Fund's assets will be invested in the Master Fund, the Fund does not expect to conduct a repurchase offer of Units unless the Master Fund contemporaneously conducts a repurchase offer of its interests.

A 2.00% early repurchase fee will be charged by the Fund with respect to any repurchase of Units from an Investor at any time prior to the day immediately preceding the first anniversary of the Investor’s purchase of such Units.

6.	INDEMNIFICATION

Under the Fund’s organizational documents, its officer and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnification or warranties. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

7.	SUBSEQUENT EVENTS

Subsequent events after September 30, 2014 have been evaluated through the date the financial statements were issued. Subscriptions into the Fund for October 1, 2014 and November 1, 2014, equaled $20,816,452 and $11,440,655 for Class A Units and $5,391,000 and $7,661,000 for Class I Units, respectively. There were no subsequent subscriptions through the date the financial statements were issued.

10

CPG Carlyle Private Equity Fund, LLC

Other Information (Unaudited)
September 30, 2014

Disclosure of Portfolio Holdings

The Fund files a Form N-Q with the Securities and Exchange Commission (the “SEC”) no more than sixty days after the Fund’s first and third fiscal quarters of each fiscal year. For the Fund, this would be for the fiscal quarters ending June 30 and December 31. Form N-Q includes a complete schedule of the Fund’s portfolio holdings as of the end of those fiscal quarters. The Fund’s N-Q filings can be found free of charge on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 800-SEC-0330 for information on the operation of the Public Reference Room).

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling (collect) 1-212-317-9200 and on the SEC’s website at http://www.sec.gov.

11

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CPG Carlyle Private Equity Master Fund, LLC
(a Delaware Limited Liability Company)

Financial Statements
(Unaudited)

For the Period from April 1, 2014
to September 30, 2014

CPG Carlyle Private Equity Master Fund, LLC

Table of Contents
For the Period from April 1, 2014 to September 30, 2014 (Unaudited)

Schedule of Investments	1-3
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Statement of Cash Flows	7
Financial Highlights	8
Notes to Financial Statements	9-15
Other Information	16

CPG Carlyle Private Equity Master Fund, LLC

Schedule of Investments (Unaudited)
September 30, 2014

Investment Funds - 58.91%	Geographic Region	Cost	Fair Value
Co-Investments - 1.67%
Carlyle ECI Coinvestment, L.P. a	North America	$3,015,557	$2,964,658
Carlyle Interlink Coinvestment, L.P. a	North America	3,018,382	2,968,692
Carlyle Strategic Partners III Magellan Coinvestment (Cayman), L.P. a	North America	1,954,903	2,128,039
Total Co-Investments		7,988,842	8,061,389

Direct Investments - 0.62%
Carlyle Interlink Maritime Corp. a	North America	3,000,000	3,000,000
Total Direct Investments		3,000,000	3,000,000

Primary Investments - 5.18%
Carlyle Asia Partners IV, L.P. a	Asia/Pacific	7,481,965	5,510,734
Carlyle Global Financial Services Partners II, L.P. a	Global	3,247,231	2,119,720
Carlyle International Energy Partners, L.P. a	Global	6,507,092	5,344,829
Carlyle Partners VI, L.P. a	North America	5,997,568	5,599,080
Carlyle Strategic Partners III, L.P. a	North America	5,992,868	6,479,610
Total Primary Investments		29,226,724	25,053,973

Secondary Investments - 51.44%
Brazil Buyout Coinvestment, L.P. a	South America	194,014	160,934
Carlyle Asia Growth Partners III Coinvestment, L.P. a	Asia/Pacific	1,300,359	1,232,287
Carlyle Asia Growth Partners IV, L.P. a	Asia/Pacific	1,232,424	1,564,610
Carlyle Asia Growth Partners IV Coinvestment, L.P. a	Asia/Pacific	2,434,229	2,797,779
Carlyle Asia Partners II, L.P. a	Asia/Pacific	5,180,213	5,190,468
Carlyle Asia Partners II Coinvestment, L.P. a	Asia/Pacific	5,165,679	4,218,132
Carlyle Asia Partners III Coinvestment, L.P. a	Asia/Pacific	1,734,112	1,926,387
Carlyle Asia Partners III Coinvestment AIV (Scot), L.P. a	Asia/Pacific	275,819	340,249
Carlyle Equity Opportunity Fund Coinvestment, L.P. a	North America	149,330	200,452
Carlyle Europe Partners II, L.P. a	Europe	3,793,581	5,998,162
Carlyle Europe Partners II Coinvestment, L.P. a	Europe	2,399,215	2,430,003
Carlyle Europe Partners II Investment Holdings, L.P. - Ensus II a	Europe	175,200	102,706
Carlyle Europe Partners III, L.P. a	Europe	8,022,326	10,801,700
Carlyle Europe Partners III Investment Holdings, L.P. a	Europe	11,810,387	13,637,544
Carlyle Europe Technology Partners, L.P. a	Europe	765,618	2,288,126
Carlyle Europe Technology Partners Coinvestment, L.P. a	Europe	100,857	82,145
Carlyle Europe Technology Partners II Coinvestment, L.P. a	Europe	582,033	645,476
Carlyle Global Financial Services Partners I, L.P. a	Global	40,876,041	46,753,868
Carlyle Global Financial Services Partners Coinvestment, L.P. a	Global	1,155,143	1,123,389
Carlyle Global Financial Services Partners II Coinvestment, L.P. a	Global	78,402	196,069
Carlyle Infrastructure Partners, L.P. a	North America	35,140,665	42,085,397
Carlyle Japan Partners Coinvestment, L.P. a	Asia/Pacific	170,791	185,014

CPG Carlyle Private Equity Master Fund, LLC

Schedule of Investments (Unaudited) (Continued)
September 30, 2014

Investment Funds - 45.64% (Continued)	Geographic Region	Cost	Fair Value
Carlyle Japan Partners II Coinvestment, L.P. a	Asia/Pacific	$1,776,868	$1,446,573
Carlyle Partners IV, L.P. a	North America	5,483,966	11,085,165
Carlyle Partners IV Coinvestment, L.P. a	North America	2,172,595	2,146,255
Carlyle Partners IV Coinvestment (Cayman), L.P. a	North America	1,278,229	1,377,875
Carlyle Partners V, L.P. a	North America	23,860,868	28,825,246
Carlyle Partners V Coinvestment, L.P. a	North America	12,766,832	12,358,840
Carlyle Partners V Coinvestment (Cayman), L.P. a	North America	2,558,034	2,842,625
Carlyle Partners VI Coinvestment A, L.P. a	North America	74,407	78,149
Carlyle Partners VI Coinvestment A (Cayman), L.P. a	North America	318,506	303,370
Carlyle Strategic Partners Coinvestment, LLC a	North America	55,158	3,842
Carlyle Strategic Partners II, L.P. a	North America	18,343,362	17,915,641
Carlyle Strategic Partners II Coinvestment, L.P. a	North America	1,582,716	1,413,394
Carlyle Strategic Partners III Coinvestment, L.P. a	North America	612,789	698,304
Carlyle Venture Partners II Coinvestment, L.P. a	North America	365,928	781,918
Carlyle Venture Partners III Coinvestment, L.P. a	North America	726,077	722,298
MENA Coinvestment, L.P. a	North America	896,838	927,978
Mexico Coinvestment, L.P. a	North America	2,307	117,752
Riverstone Global Energy & Power Fund III, L.P. a	North America	4,840,755	4,694,752
Riverstone Global Energy & Power Fund IV, L.P. a	North America	8,538,934	8,790,922
Riverstone Global Energy & Power Fund V, L.P. a	North America	7,661,005	8,426,369
Total Secondary Investments		216,652,612	248,918,165
Total Investments in Investment Funds		$256,868,178	$285,033,527

Short-Term Investments - 46.50%
Money Market Funds - 46.50%
Fidelity Institutional Money Market Portfolio, Class I, 0.05% b		$24,951,025	$24,951,025
Fidelity Institutional Prime Money Market Portfolio, Class I, 0.05% b		50,000,000	50,000,000
Goldman Sachs Financial Square Money Market Fund, Class I, 0.06% b		50,000,000	50,000,000
Wells Fargo Advantage Cash Investment Money Market Fund, Class I, 0.07% b		50,000,000	50,000,000
Wells Fargo Advantage Heritage Money Market Fund, Class I, 0.06% b		50,000,000	50,000,000
Total Short-Term Investments		$224,951,025	$224,951,025

Total Investments - 105.41%		$481,819,203	$509,984,552
Liabilities in excess of other assets - (5.41%)			(26,177,380)
Net Assets - 100.00%			$483,807,172

a	Investment Funds have no redemption provisions, are issued in private placement transactions and are restricted as to resale.
b	The rate shown is the annualized 7-day yield as of September 30, 2014.

See accompanying notes to financial statements.

CPG Carlyle Private Equity Master Fund, LLC

Schedule of Investments (Unaudited) (Continued)
September 30, 2014

Investment Funds as of September 30, 2014

Private Equity Type	Percent of Total Net Assets
Investment Funds
Co-Investments	1.67%
Direct Investments	0.62%
Primary Investments	5.18%
Secondary Investments	51.44%
Total Investments in Investment Funds	58.91%
Short-Term Investments	46.50%
Total Investments	105.41%
Liabilities in excess of Other Assets	(5.41%)
Total Net Assets	100.00%

See accompanying notes to financial statements.

CPG Carlyle Private Equity Master Fund, LLC

Statement of Assets and Liabilities (Unaudited)
September 30, 2014

Assets
Investments in Investment Funds, at fair value (cost $256,868,178)	$285,033,527
Short-term investments, at fair value (cost $224,951,025)	224,951,025
Cash denominated in foreign currencies (cost $2,192,355)	2,034,394
Receivable for distributions from Investment Funds	896,036
Prepaid expenses and other assets	193,017
Total Assets	$513,107,999

Liabilities
Capital contributions received in advance	22,585,574
Payable for investments purchased, not yet settled	3,457,727
Payable to Adviser	1,380,153
Income tax expense payable	1,543,936
Professional fees payable	165,692
Directors' fees payable	4,500
Line of credit fees payable	2,222
Accounts payable and other accrued expenses	161,023
Total Liabilities	29,300,827
Net Assets	$483,807,172

Composition of Net Assets
Paid in capital	$457,107,147
Accumulated net investment loss	(4,540,988)
Accumulated net realized gain from investments in Investment Funds and other foreign currency denominated assets and liabilities	4,777,561
Accumulated net unrealized appreciation on investments in Investment Funds and other foreign currency denominated assets and liabilities, net of income taxes	26,463,452
Net Assets	$483,807,172

See accompanying notes to financial statements.

CPG Carlyle Private Equity Master Fund, LLC

Statement of Operations (Unaudited)
For the Period from April 1, 2014 to September 30, 2014

Investment Income
Dividend income	$402,917
Interest income	52,926
455,843
Expenses
Management fee	2,456,149
Professional fees	171,649
Accounting and administration fees	140,477
Directors' fees	15,000
Other fees	80,439
Total Expenses	2,863,714
Fees recouped (See Note 4)	221,930
Net Expenses	3,085,644

Net Investment Loss	(2,629,801)

Net Realized Gain and Change in Unrealized Appreciation on Investments in Investment Funds and Other Foreign Currency Denominated Assets and Liabilities
Net realized gain/(loss) from:
Investments in Investment Funds	3,896,335
Foreign currency	(60,952)
Net change in unrealized appreciation/(depreciation) on:
Investments in Investment Funds	11,087,908
Foreign currency	(170,647)
Income tax expense	(1,543,936)
Net Realized Gain and Change in Unrealized Appreciation on Investments in Investment Funds and Other Foreign Currency Denominated Assets and Liabilities	13,208,708

Net Increase in Net Assets Resulting from Operations	$10,578,907

See accompanying notes to financial statements.

CPG Carlyle Private Equity Master Fund, LLC

Statements of Changes in Net Assets

	Period from April 1, 2014 to September 30, 2014 (Unaudited)	Period from June 1, 2013 (Commencement of Operations) to March 31, 2014
Changes in Net Assets Resulting from Operations
Net investment loss	$(2,629,801)	$(1,911,187)
Net realized gain from investments in Investment Funds and other foreign currency denominated assets and liabilities	3,835,383	942,178
Net change in unrealized appreciation on investments in Investment Funds and other foreign currency denominated assets and liabilities, net of income taxes	9,373,325	17,090,127
Net Change in Net Assets Resulting from Operations	10,578,907	16,121,118

Change in Net Assets Resulting from Capital Transactions
Capital contributions	196,529,943	260,577,204
Net Change in Net Assets Resulting from Capital Transactions	196,529,943	260,577,204

Total Net Increase in Net Assets	207,108,850	276,698,322

Net Assets
Beginning of period	276,698,322	—
End of period	$483,807,172	$276,698,322
Accumulated Net Investment Loss	$(4,540,988)	$(1,911,187)

See accompanying notes to financial statements.

CPG Carlyle Private Equity Master Fund, LLC

Statement of Cash Flows (Unaudited)
For the Period from April 1, 2014 to September 30, 2014

Cash Flows From Operating Activities
Net increase in net assets resulting from operations	$10,578,907
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Net realized gain from investments in Investment Funds	(3,896,335)
Net change in unrealized appreciation on investments in Investment Funds	(11,087,908)
Purchases of investments in Investment Funds	(202,624,144)
Capital distributions received from Investment Funds	30,903,815
Net purchases of short-term investments	(42,948,463)
Decrease in Assets:
Receivable for distributions from Investment Funds	3,461,080
Advance subscriptions in investments in Investment Funds	497,979
Receivable from Adviser	221,930
Prepaid expenses and other assets	32,656
Increase/(Decrease) in Liabilities:
Payable for investments purchased, not yet settled	(6,870,321)
Payable to Adviser	600,071
Tax payable	1,543,936
Professional fees payable	(2,246)
Directors' fees payable	3,000
Line of credit fees payable	2,222
Accounts payable and other accrued expenses	66,936
Net Cash Used in Operating Activities	(219,516,885)

Cash Flows from Financing Activities:
Proceeds from capital contributions, including contributions received in advance	219,115,517
Net Cash Provided by Financing Activities	219,115,517

Net change in Cash	(401,368)
Cash at beginning of period	2,435,762
Cash at end of period	$2,034,394

See accompanying notes to financial statements.

CPG Carlyle Private Equity Master Fund, LLC

Financial Highlights

	Period from April 1, 2014 to September 30, 2014 (Unaudited)		Period from June 1, 2013 (Commencement of Operations) to March 31, 2014
Net Assets:
Net Assets, end of period (in thousands)	$483,807		$276,698

Ratios/Supplemental Data:
Net Investment Loss	(1.29	%)(1)	(1.60	%)(1)
Gross Expenses (2)	1.40	%(1)	2.11	%(1)
Expense Recoupment/(Waiver)	0.11	%(1)	(0.19	%)(1)
Net Expenses (3)	1.51	%(1)	1.92	%(1)
Portfolio Turnover Rate	0.00	%(4)	0.00	%(4)
Total Return (5)	2.80	%(4)	15.92	%(4)

(1)	Annualized.
(2)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursement and/or expense recoupment by the Adviser.
(3)	Included in the above ratio are other expenses of 0.31% as of September 30, 2014 and 0.70% as of March 31, 2014.
(4)	Not annualized.
(5)
Total investment return reflects the changes in net asset value based on the effects of the performance of the Master Fund during the period and adjusted for cash flows related to capital contributions during the period.

See accompanying notes to financial statements.

CPG Carlyle Private Equity Master Fund, LLC

Notes to Financial Statements (Unaudited)
September 30, 2014

1.	ORGANIZATION

CPG Carlyle Private Equity Master Fund, LLC (the “Master Fund”) was organized as a Delaware limited liability company on October 23, 2012. The Master Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a closed-end, non-diversified management investment company. The Master Fund commenced operations on June 1, 2013. The Master Fund’s investment adviser is Central Park Advisers, LLC (the “Adviser”), a Delaware limited liability company registered under the Investment Advisers Act of 1940, as amended. The Master Fund’s investment objective is to seek attractive long-term capital appreciation. The Master Fund seeks to achieve its investment objective by investing predominantly in multiple alternative investment funds (“Investment Funds”) sponsored by The Carlyle Group L.P. and its affiliates (“Carlyle”) with an emphasis on private equity funds.

Except to the extent otherwise delegated to the Adviser, management and control of the business of the Fund shall be vested in the Board of Directors (the “Board”), which shall have the right, power and authority, on behalf of the Fund and in its name, to exercise all rights, powers and authority of "managers" under the Delaware Limited Liability Company Act and to do all things necessary and proper to carry out the objective and business of the Fund and its duties hereunder.  No Director shall have the authority individually to act on behalf of or to bind the Fund except within the scope of such Director's authority as delegated by the Board.  Except to the extent otherwise expressly provided in the Fund's Limited Liability Company Agreement, (i) each Director shall be vested with the same powers, authority and responsibilities on behalf of the Fund as are customarily vested in each director of a Delaware corporation and (ii) each Director who is not an "interested person" (as defined in the 1940 Act) of the Fund shall be vested with the same powers, authority and responsibilities on behalf of the Fund as are customarily vested in each director of a closed-end management investment company registered under the 1940 Act that is organized as a Delaware corporation who is not an "interested person" of such company as such term is defined in the 1940 Act.

The Master Fund is a master investment portfolio in a master-feeder structure. CPG Carlyle Private Equity Fund, LLC (the “Feeder Fund”) invests substantially all of its assets in the limited liability company interests (“Interests”) of the Master Fund. As of September 30, 2014, the Feeder Fund owns approximately 100.00% of the Master Fund’s Interests with the Adviser owning an amount which rounded to less than 0.00%.

Interests are generally offered as of the first business day of each calendar month. Purchase proceeds do not represent the Master Fund's capital or become the Master Fund's assets until the first business day of the relevant calendar month.

The Master Fund’s term is perpetual unless it is otherwise dissolved under the terms of its formation documents.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Master Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Federal Tax Information: It is the Master Fund’s policy to be classified as a partnership for U.S. federal income tax purposes. Each investor of the Master Fund is treated as the owner of its allocated share of the net assets, income, expenses, and the realized and unrealized gains or losses of the Master Fund. The Master Fund, through a wholly owned and consolidated subsidiary, is expected to incur taxable income upon realization of some of its investments. Accordingly, an allowance has been established in the amount the Master Fund expects to incur. No other U.S. federal, state or local income taxes are paid by the Master Fund on the income or gains of the Master Fund since the investors are individually liable for the taxes on their allocated share of such income or gains of the Master Fund.

The Master Fund has adopted a tax year end of September 30. The Master Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Master Fund is subject to examination by U.S. federal, state, local and foreign jurisdictions, where applicable. As of September 30, 2014, the tax years from the year 2013 forward remain subject to examination by the major tax jurisdictions under the statute of limitations.

CPG Carlyle Private Equity Master Fund, LLC

Notes to Financial Statements (Unaudited) (Continued)
September 30, 2014

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Management evaluates the tax positions taken or expected to be taken in the course of preparing the Master Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained upon examination by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Master Fund would be recorded as a tax benefit or expense in the current year. The Master Fund has not recognized any tax liability for unrecognized tax benefits or expenses. The Master Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended September 30, 2014, the Master Fund did not incur any interest or penalties.

Cash: Cash denominated in foreign currencies consist of monies held at UMB Bank, N.A. (the “Custodian”). Such cash, at times, may exceed federally insured limits. The Master Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. There are no restrictions on the cash held by the Master Fund.

Short-Term Investments: Short-term investments represent an investment in a money market fund and are recorded at fair value.

Investment Transactions: The Master Fund accounts for realized gains and losses from Investment Funds transactions based upon the pro-rata ratio of the fair value and cost of the underlying Investment Funds at the date of redemption. Dividend and interest income and expenses are recorded on the accrual basis. Distributions from Investment Funds will be received as underlying investments of the Investment Funds are liquidated. Distributions from Investment Funds occur at irregular intervals, and the exact timing of distributions from the Investment Funds cannot be determined. It is estimated that distributions will occur over the life of the Investment Funds.

Foreign Currency: Investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investments and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Master Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments in Investment Funds in the Statement of Operations. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Master Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments at period end, resulting from changes in exchange rates.

Use of Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Fair Value of Financial Instruments: The fair value of the Master Fund’s assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets and Liabilities.

3.	PORTFOLIO VALUATION

Fair value is defined as the price that the Master Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Under U.S. GAAP, a three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Master Fund. Unobservable inputs reflect the Master Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation.

CPG Carlyle Private Equity Master Fund, LLC

Notes to Financial Statements (Unaudited) (Continued)
September 30, 2014

3.	PORTFOLIO VALUATION (continued)

The three-tier hierarchy of inputs is summarized below:

•	Level 1 — unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

•
Level 2 — inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. For investments measured at net asset value (“NAV”) as of the measurement date, included in this category are investments that can be withdrawn by the Master Fund at NAV as of the measurement date, or within one year from measurement date.

•
Level 3 — significant unobservable inputs for the financial instrument (including the Master Fund’s own assumptions in determining the fair value of investments). For investments measured at NAV as of the measurement date, included in this category are investments for which the Master Fund does not have the ability to redeem at NAV as of the measurement date due to holding periods greater than one year from the measurement date.

U.S. GAAP requires that investments are classified within the level of the lowest significant input considered in determining fair value. In evaluating the level at which the Master Fund’s investments have been classified, the Master Fund has assessed factors including, but not limited to, price transparency and the existence or absence of certain restrictions at the measurement date. The Master Fund has assessed the following factors in determining the fair value hierarchy of its investments in Investment Funds:

The private equity Investment Funds are generally restricted securities that are subject to substantial holding periods and are not traded in public markets, so that the Master Fund may not be able to resell some of its investments for extended periods, which may be several years. The types of private equity Investment Funds that the Master Fund may make include primary, secondary and direct investments/co-investments. Co-Investments represent opportunities to invest in specific portfolio companies that are typically made alongside an Investment Fund. Primary investments (the “Primary Investments”) are investments in newly established private equity funds. Secondary investments (the “Secondary Investments”) are investments in existing private equity funds that are acquired in privately negotiated transactions. Investment Funds subject to substantial holding periods are classified as Level 3 assets.

The NAV of the Master Fund is determined by, or at the direction of, the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined, from time to time, pursuant to policies established by the Board. The Master Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memorandums, as appropriate. The Master Fund’s Valuation Committee (the “Committee”) oversees the valuation process of the Master Fund’s investments. The Committee meets on a monthly basis and reports to the Audit Committee on a quarterly basis. The Master Fund’s investments in Investment Funds are carried at fair value which generally represents the Master Fund’s pro-rata interest in the net assets of each Investment Fund as reported by the administrators and/or investment managers of the underlying Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and incentive fees or allocations payable to the Investment Funds’ managers or pursuant to the Investment Funds’ agreements. The Master Fund’s valuation procedures require the Adviser to consider all relevant information available at the time the Master Fund values its portfolio. The Adviser has assessed factors including, but not limited to, the individual Investment Funds' compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity. The Adviser and/or the Board will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its NAV as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund’s financial statements. (See Schedule of Investments).

CPG Carlyle Private Equity Master Fund, LLC

Notes to Financial Statements (Unaudited) (Continued)
September 30, 2014

3.	PORTFOLIO VALUATION (continued)

The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Funds’ management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

The following table sets forth information about the levels within the fair value hierarchy at which the Master Fund’s investments are measured as of September 30, 2014:

Investments	Level 1	Level 2	Level 3	Total
Co-Investments	$—	$—	$8,061,389	$8,061,389
Direct Investments	—	—	3,000,000	3,000,000
Primary Investments	—	—	25,053,973	25,053,973
Secondary Investments	—	—	248,918,165	248,918,165
Short-Term Investments	224,951,025	—	—	224,951,025
Total Investments	$224,951,025	$—	$285,033,527	$509,984,552

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Co-Investments	Direct Investments	Primary Investments	Secondary Investments	Total
As of April 1, 2014	$2,711,772	$—	$9,832,058	$85,785,125	$98,328,955
Gross Contributions	5,468,439	3,000,000	22,464,881	171,690,824	202,624,144
Gross Distributions	—	—	(3,770,990)	(27,132,825)	(30,903,815)
Realized Gain/Loss	—	—	1,301,410	2,594,925	3,896,335
Unrealized Appreciation/(Depreciation)	(118,822)	—	(4,773,386)	15,980,116	11,087,908
As of September 30, 2014	$8,061,389	$3,000,000	$25,053,973	$248,918,165	$285,033,527

The Master Fund recognizes transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 for the period ended September 30, 2014.

The amount of the net unrealized appreciation for the period ended September 30, 2014 relating to investments in Level 3 assets still held at September 30, 2014 is $11,087,908.

CPG Carlyle Private Equity Master Fund, LLC

Notes to Financial Statements (Unaudited) (Continued)
September 30, 2014

3.	PORTFOLIO VALUATION (continued)

A listing of the investments held by the Master Fund and their attributes, as of September 30, 2014, that qualify for these valuations are shown in the table below.

Investment Category	Investment Strategy	Fair Value	Unfunded Commitments	Remaining Life*	Redemption Frequency*	Notice Period (In Days)	Redemption Restrictions Terms*
Buyout	Control investments in established companies with focus on small, mid, or large capitalization companies	$10,321,475	$141,293,775	Up to 4 years	None	N/A	N/A
Growth Capital	Investments in established companies with strong growth characteristics	$242,856,477	$7,588,228	Up to 5 years	None	N/A	N/A
Special Situations/ Other	Investments in mezzanine, distressed debt, energy/utility and turnarounds	$31,855,575	$44,617,447	Up to 10 years	None	N/A	N/A

*
The information summarized in the table above represents the general terms for the specified asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

4.	RELATED PARTY TRANSACTIONS AND OTHER

As of September 30, 2014, the Master Fund had no investments in Investment Funds that were related parties.

The Adviser provides investment advisory services to the Master Fund pursuant to an investment advisory agreement (the “Agreement”). Pursuant to the Agreement, the Master Fund pays the adviser a monthly fee measured as of the end of each month (the “Management Fee”) at the annual rate of 1.20% of the Master Fund’s NAV. For purposes of determining the Management Fee payable to the Adviser for any month, NAV is calculated prior to any reduction for any fees and expenses of the Master Fund for that month, including, without limitation, the Management Fee payable to the Adviser for that month. During the period ended September 30, 2014, the Adviser earned $2,456,149 of Management Fee which is included in the Statement of Operations, of which $1,380,153 was payable at September 30, 2014 and is included in Payable to Adviser in the Statement of Assets and Liabilities.

During the period ended September 30, 2014, the Adviser recouped all of their previously waived expenses of $221,930.

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Master Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Master Fund’s account; legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Master Fund’s NAV; fees for data and software providers; research expenses; costs of insurance; registration expenses; certain offering costs; expenses of meetings of investors; directors’ fees; all costs with respect to communications to investors; transfer taxes and taxes withheld on non-U.S. dividends; interest and commitment fees on loans and debit balances; and other types of expenses as may be approved from time to time by the Board.

Each member of the Board who is not an “interested person” of the Master Fund (the “Directors”), as defined by the 1940 Act, receives an annual retainer of $8,000 plus a fee of $500 for each meeting attended and $250 for each meeting by phone. All members of the Board are reimbursed for their reasonable out-of-pocket expenses. Total amounts expensed by the Master Fund related to Directors for the period ended September 30, 2014 were $15,000 which is included in the Statement of Operations, of which $4,500 was payable at September 30, 2014.

CPG Carlyle Private Equity Master Fund, LLC

Notes to Financial Statements (Unaudited) (Continued)
September 30, 2014

5.	ADMINISTRATION, CUSTODIAN FEES AND DISTRIBUTION

J.D. Clark & Company, a division of UMB Fund Services, Inc., serves as administrator (the “Administrator”) to the Master Fund and provides certain accounting, administrative, record keeping and investor related services. For its services, the Master Fund pays an annual fee to the Administrator based upon average net assets, subject to certain minimums. For the period ended September 30, 2014, the total administration fees were $140,477 which is included in accounting and administration fees in the Statement of Operations, of which $140,477 was payable at September 30, 2014 and is included in accounts payable and other accrued expenses in the Statement of Assets and Liabilities.

The Custodian is an affiliate of the Administrator and serves as the primary custodian of the assets of the Master Fund, and may maintain custody of such assets with U.S. and non-U.S. sub-custodians, securities depositories and clearing agencies.

Foreside Fund Services, LLC acts as the placement agent for the Master Fund.

6.	INVESTMENTS IN INVESTMENT FUNDS

For the period ended September 30, 2014, total purchases and total proceeds from redemptions or other dispositions of Investment Funds amounted to $202,624,144 and $30,903,815, respectively. The cost of investments in Investment Funds for U.S. federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from such Investment Funds. The Master Fund relies upon actual and estimated tax information provided by the managers of the Investment Funds as to the amounts of taxable income allocated to the Master Fund as of September 30, 2014.

The Investment Funds in which the Master Fund invests generally charge a management fee of 1.00% - 2.00% and approximately 20% of net profits as a carried interest allocation, subject to a preferred return and a claw back. Detailed information about the Investment Funds’ portfolios is not available.

7.	ALLOCATION OF INVESTORS’ CAPITAL

As of the last day of each Fiscal Period (as defined below), any net profit or net loss for the Fiscal Period shall be allocated among and credited to or debited against the capital accounts of the investors in accordance with their respective Master Fund percentages for such Fiscal Period. Fiscal Period means the period commencing on the first date on or as of which an investor other than the organizational investor or the Adviser is admitted to the Master Fund, and thereafter each period commencing on the day immediately following the last day of the preceding Fiscal Period, and ending at the close of business on the first to occur of the following dates: (1) the last day of a fiscal year; (2) the day preceding any day as of which a contribution to the capital of the Master Fund is made; (3) the day as of which the Master Fund repurchases any Interest or portion of an Interest of any member; (4) the day as of which the Master Fund admits a substituted investor to whom an Interest (or portion thereof) of an investor has been transferred (unless there is no change of beneficial ownership); or (5) any other day as of which Limited Liability Company agreement provides for any amount to be credited to or debited against the capital account of any investor, other than an amount to be credited to or debited against the capital accounts of all investors in accordance with their respective investment percentages.

8.	REPURCHASE OF INVESTORS’ INTERESTS

Investors do not have the right to require the Master Fund to redeem their Interests or portion thereof. To provide a limited degree of liquidity to investors, the Master Fund may, from time to time, offer to repurchase Interests or portions thereof pursuant to written tenders by investors. Repurchases will be made at such times, in such amount and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Master Fund should offer to repurchase Interests, the Board will consider the recommendations of the Adviser as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Adviser anticipates that, it will recommend to the Board that the Master Fund offer to repurchase Interests from investors on a quarterly basis, commencing with the first fiscal quarter after two full years of the Master Fund operations, with such repurchases to occur as of the last day of March, June, September and December (or, if any such date is not a business day, on the immediately preceding business day). The Adviser also expects that, generally, it will recommend to the Board that each repurchase offer should apply to up to 5% of the net assets of the Master Fund. Each repurchase offer will generally commence approximately 100 days prior to the applicable repurchase date.

CPG Carlyle Private Equity Master Fund, LLC

Notes to Financial Statements (Unaudited) (Continued)
September 30, 2014

9.	COMMITMENTS

As of September 30, 2014, the Master Fund had outstanding investment commitments to Investment Funds totaling $193,499,450. Three Investment Funds have commitments denominated in Euros. As of September 30, 2014, the unfunded commitments for these Investment Funds totaled €5,462,998 EUR. As of September 30, 2014, the exchange rate used for the conversion was 1.2631 USD/EUR. The U.S. dollar equivalent of these commitments is included in the Master Fund’s total unfunded commitment amount.

10.	INDEMNIFICATION

Under the Master Fund’s organizational documents, its officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In addition, in the ordinary course of business, the Master Fund may enter into contracts or agreements that contain indemnification or warranties. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Fund that have not yet occurred. However, based on experience, the Master Fund expects the risk of loss to be remote.

11.	CREDIT FACILITY

The Master Fund maintains a credit facility (the “Facility”) with a maximum borrowing amount of $5,000,000 which is secured by certain interests in Investment Funds. A fee of 0.75% per annum is payable quarterly in arrears on the unused portion of the Facility, while the interest rate charged on borrowings is the highest of (a) the Federal Funds Rate plus 2.50%, (b) the Bank of America N.A. prime rate plus 2.00% and (c) London Interbank Offer Rate plus 3.00%. For the period ended September 30, 2014, the Master Fund did not borrow under the Facility.

12.	SUBSEQUENT EVENTS

Subsequent events after September 30, 2014 have been evaluated through the date the financial statements were issued. Capital contributions into the Master Fund for October 1, 2014 and November 1, 2014, equaled $26,207,452 and $19,101,655, respectively. There were no subsequent subscriptions through the date the financial statements were issued.

CPG Carlyle Private Equity Master Fund, LLC

Other Information (Unaudited)
September 30, 2014

Disclosure of Portfolio Holdings

The Master Fund files a Form N-Q with the Securities and Exchange Commission (the “SEC”) no more than sixty days after the Master Fund’s first and third fiscal quarters of each fiscal year. For the Master Fund, this would be for the fiscal quarters ending June 30 and December 31. Form N-Q includes a complete schedule of the Master Fund’s portfolio holdings as of the end of those fiscal quarters. The Master Fund’s N-Q filings can be found free of charge on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 800-SEC-0330 for information on the operation of the Public Reference Room).

Voting Proxies on Master Fund Portfolio Securities

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Master Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling (collect) 1-212-317-9200 and on the SEC’s website at http://www.sec.gov.

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ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant’s nominating committee reviews and considers, as it deems appropriate after taking into account, among other things, the factors listed in its charter, nominations of potential Directors made by the registrant’s management and by the registrant’s Investors who have sent to Nora M. Jordan, Esq., legal counsel for the Independent Directors, at c/o Davis Polk & Wardwell LLP, 450 Lexington Avenue, New York, NY 10017, such nominations, which include all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Directors, including without limitation the biographical information and the qualifications of the proposed nominees. Nomination submissions must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected, and such additional information must be provided regarding the recommended nominee as is reasonably requested by the nominating committee. The nominating committee meets as is necessary or appropriate.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable to semi-annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	CPG Carlyle Private Equity Fund, LLC

By (Signature and Title)*	/s/ Mitchell A. Tanzman
Mitchell A. Tanzman
(Principal Executive Officer)

Date	December 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mitchell A. Tanzman
Mitchell A. Tanzman
(Principal Executive Officer)

Date	December 5, 2014

By (Signature and Title)*	/s/ Michael Mascis
Michael Mascis
(Principal Financial Officer)

Date	December 5, 2014

* Print the name and title of each signing officer under his or her signature.